Income Taxes - Schedule of Income Before Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income (loss) before income tax
Non-PRC	$ 48,500	$ 94,372	$ 5,866
PRC	(23,262)	17,468,669	210,751
Income before income taxes	$ 25,238	$ 17,563,041	$ 216,617